CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			111 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Research and development expenses	$ 1,276	$ 1,483	$ 841	$ 7,116
General and administrative expenses	2,330	2,184	1,406	10,169
Operating loss	3,606	3,667	2,247	17,285
Financial expense (income), net	14	601	(128)	3,224
Net loss	3,620	4,268	2,119	20,509
Deemed dividend related to warrants modification	0	33	0	33
Net loss attributable to holders of ordinary shares	$ 3,620	$ 4,301	$ 2,119	$ 20,542
Net basic and diluted loss per share (in dollars per share)	$ (0.17)	$ (0.35)	$ (0.18)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in shares)	21,075,065	12,458,874	11,920,562